Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows Related to Operating Activities
Receipts from customers	$ 2,914,614	$ 2,619,477	$ 1,601,619
Payments to suppliers and employees	(6,748,674)	(5,608,262)	(7,262,348)
Other - R&D Tax Concession Refund	531,828	1,190,206	2,156,206
Government grants received	154,904
Net Cash Flows Used In Operating Activities	(3,147,328)	(1,798,579)	(3,504,523)
Cash Flows Related to Investing Activities
Payment for purchases of plant and equipment	(864)	(2,047)	(6,594)
Interest received		39	1,278
Net Cash Flows (Used In)/From Investing Activities	(864)	(2,008)	(5,316)
Cash Flows Related to Financing Activities
Proceeds from issues of securities	1,957,164	2,894,238	5,472,200
Capital raising costs	(374,728)	(825,055)	(733,152)
Proceeds from borrowings			500,000
Repayment of borrowings	(366,655)		(865,864)
Principal elements of lease payments	(41,390)
Interest and other costs of finance paid	(17,439)		(24,199)
Net Cash Flows From Financing Activities	1,156,952	2,069,183	4,348,985
Net increase in cash and cash equivalents	(1,991,240)	268,596	839,146
Cash and cash equivalents at the beginning of the year	5,119,887	4,727,430	3,994,924
Effects of exchange rate changes on cash and cash equivalents	121,821	123,861	(106,640)
Cash and Cash Equivalents at the End of the Year	$ 3,250,468	$ 5,119,887	$ 4,727,430